Consolidated Balance Sheets (USD $) In Millions	May 31, 2011	May 31, 2010
Current assets:
Cash and cash equivalents	$ 3,906.4	$ 2,523.0
Receivables, net	926.0	614.8
Inventories	1,266.4	1,002.3
Deferred income taxes	277.8	115.7
Assets and investments held for sale	0	399.6
Other current assets	308.3	319.4
Total current assets	6,684.9	4,974.8
Property, plant and equipment, net	6,635.9	5,465.6
Investments in nonconsolidated companies	434.3	54.7
Goodwill	1,829.8	1,763.2
Deferred income taxes	6.5	305.9
Other assets	195.5	143.5
Total assets	15,786.9	12,707.7
Current liabilities:
Short-term debt	23.6	83.1
Current maturities of long-term debt	48.0	15.2
Accounts payable	941.1	566.7
Accrued liabilities	843.6	605.5
Deferred income taxes	72.2	33.4
Total current liabilities	1,928.5	1,303.9
Long-term debt, less current maturities	761.3	1,245.6
Deferred income taxes	580.1	501.7
Other noncurrent liabilities	855.1	908.1
Stockholders' equity:
Preferred stock, $0.01 par value, 15.0 million shares authorized, none issued and outstanding as of May 31, 2011 and May 31, 2010	0	0
Common Stock [Table]
Capital in excess of par value	2,596.3	2,523.0
Retained earnings	8,330.6	5,905.3
Accumulated other comprehensive income	710.2	289.4
Total Mosaic stockholders equity	11,641.6	8,722.2
Non-controlling interests	20.3	26.2
Total equity	11,661.9	8,748.4
Total liabilities and equity	15,786.9	12,707.7
Common Stock [Member]
Common Stock [Table]
Common stock	2.8	4.5
Common stock, Class A [Member]
Common Stock [Table]
Common stock	0.6	0
Common stock, Class B [Member]
Common Stock [Table]
Common stock	$ 1.1	$ 0